Note 10 Derivatives by type of risk and by product or by type of market (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	€ 36,003	€ 34,293	€ 39,908	[1]
Derivative financial liabilities held for trading	33,059	33,045	37,909	[1]
Interest rate risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	11,588	15,251	19,563
Derivative financial liabilities held for trading	9,627	13,171	18,220
Notional amount	4,951,022	4,741,629	4,286,531
Interest rate risk [member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	11,579	15,248	19,558
Derivative financial liabilities held for trading	9,622	13,167	18,215
Notional amount	4,930,657	4,722,314	4,278,249
Interest rate risk [member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	10	3	5
Derivative financial liabilities held for trading	4	4	5
Notional amount	20,365	19,315	8,282
Equity instruments risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	2,944	2,587	3,067
Derivative financial liabilities held for trading	4,303	3,723	3,770
Notional amount	75,045	70,804	76,749
Equity instruments risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	682	1,212	1,810
Derivative financial liabilities held for trading	2,347	2,551	2,127
Notional amount	38,612	49,038	52,739
Equity instruments risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	2,261	1,375	1,257
Derivative financial liabilities held for trading	1,956	1,172	1,643
Notional amount	36,433	21,767	24,010
Foreign exchange and gold risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	21,060	15,911	16,971
Derivative financial liabilities held for trading	18,704	15,608	15,528
Notional amount	825,158	632,780	589,705
Foreign exchange and gold risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	21,056	15,889	16,954
Derivative financial liabilities held for trading	18,698	15,590	15,505
Notional amount	810,770	623,203	580,850
Foreign exchange and gold risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	4	22	17
Derivative financial liabilities held for trading	7	18	23
Notional amount	14,388	9,577	8,855
Credit risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	386	543	299
Derivative financial liabilities held for trading	375	542	383
Notional amount	42,799	31,478	43,450
Credit risk [member] | Credit default swap contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	349	540	293
Derivative financial liabilities held for trading	369	528	282
Notional amount	40,847	29,844	41,760
Credit risk [member] | Credit spread option contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	0	0	0
Derivative financial liabilities held for trading	0	0	0
Notional amount	0	0	0
Credit risk [member] | Total return swap contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	37	3	7
Derivative financial liabilities held for trading	0	14	101
Notional amount	1,952	1,475	1,665
Credit risk [member] | Other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	0	0	0
Derivative financial liabilities held for trading	6	0	0
Notional amount	0	159	25
Commodities risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	25	1	9
Derivative financial liabilities held for trading	50	1	8
Notional amount	1,939	169	60
Derivatives [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	36,003	34,293	39,908
Derivative financial liabilities held for trading	33,059	33,045	37,909
Notional amount	5,895,964	5,476,860	4,996,495
Derivatives [member] | Of which OTC credit institutions [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	26,039	23,998	28,385
Derivative financial liabilities held for trading	23,135	23,977	26,454
Notional amount	1,742,720	1,463,433	1,205,895
Derivatives [member] | Of which OTC other financial corporations [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	3,383	5,042	5,745
Derivative financial liabilities held for trading	4,212	4,412	4,493
Notional amount	3,914,640	3,815,162	3,587,546
Derivatives [member] | Of which OTC other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	4,306	3,854	4,501
Derivative financial liabilities held for trading	3,744	3,461	5,290
Notional amount	€ 166,402	€ 147,310	€ 161,882

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).